Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2021
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value			¥ 799,527	¥ 598,772
Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities				0	¥ 14,000
Debt securities, available-for-sale, allowance for credit loss, period increase (decrease)	¥ 34,000	¥ 20,000
Held-to-maturity Securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	¥ 0		¥ 0	0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock			49.00%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock			15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock			23.54%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock			18.10%
Custody Bank of Japan Ltd [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock			27.00%
Rakuten Securities, Inc [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock			49.00%
Kisetsu Saison Finance (India) Private Ltd. [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock			16.25%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value			¥ 316,205	268,736
Equity method Investments, aggregated market values			¥ 642,663	¥ 503,171